1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	18,000,002	18,000,002
Stock Warrants
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	18,000,000	18,000,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	2	2